Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Warrants	Foreign Currency Translation Reserve	Deficit	Total Equity (Deficiency) Attributable to Owners of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2017	$ 143,541	$ 575,150	$ 16,193	$ 73,944	$ (1,622)	$ (541,571)	$ 122,094	$ 21,447
Net Loss	(237,896)					(195,366)	(195,366)	(42,530)
Foreign currency translation reserve	370				370		370
Issuance of shares (note 18a)	6,340	6,340					6,340
Share-based payments expense (note 18b)	6,722		6,722				6,722
Exercise of stock options (note 18b)	635	1,073	(438)				635
Shares issued pursuant to restricted share units plan (note 18b)		554	(554)
Issuance of warrants (note 18c)	21,352			21,352			21,352
Share and warrant issuance cost	(581)					(581)	(581)
Effect of changes in the ownership of a subsidiary and funding arrangements on non-controlling interests (note 19)	(3,629)					(18,170)	(18,170)	14,541
Ending balance at Dec. 31, 2018	(63,146)	583,117	21,923	95,296	(1,252)	(755,688)	(56,604)	(6,542)
Net Loss	(206,753)					(205,709)	(205,709)	(1,044)
Foreign currency translation reserve	(398)				(398)		(398)
Reclassification of exchange differences on translation of foreign operations to consolidated statement of operations (note 6)	(1,449)				(1,449)		(1,449)
Issuance of shares (note 18a)	349,834	349,834					349,834
Share-based payments expense (note 18b)	22,030		22,030				22,030
Share-based compensation paid in cash(note 18b)	(421)		(421)				(421)
Issuance of warrants (note 18c)	560			560			560
Share issuance cost (note 18a)	(5,323)					(5,323)	(5,323)
Effect of funding arrangements on non-controlling interests (note 19)						(331)	(331)	331
Ending balance at Dec. 31, 2019	94,934	932,951	43,532	95,856	(3,099)	(967,051)	102,189	(7,255)
Net Loss	(118,757)					(117,925)	(117,925)	(832)
Foreign currency translation reserve	253				253		253
Issuance of shares (note 18a)	31,755	31,755					31,755
Share-based payments expense (note 18b)	6,234		6,234				6,234
Exercise of stock options (note 18b)	82	167	(85)				82
Shares issued pursuant to restricted share units plan (note 18b)		9,764	(9,764)
Share-based compensation paid in cash(note 18b)	(40)		(40)				(40)
Issuance of warrants (note 18c)	2,623			2,623			2,623
Exercise of warrants (note 18c)	1	2,624		(2,623)			1
Share issuance cost (note 18a)	(2,073)					(2,073)	(2,073)
Ending balance at Dec. 31, 2020	$ 15,012	$ 977,261	$ 39,877	$ 95,856	$ (2,846)	$ (1,087,049)	$ 23,099	$ (8,087)